Securities (Gross Unrealized Gains and Losses on Available-For-Sale Securities) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Available-for-sale:
Available-for-sale securities gross unrealized gains	$ 3,235,812	$ 2,277,768
Available-for-sale securities gross unrealized losses	1,096,243	4,335,655
U.S. Government Agencies Debt Securities [Member]
Available-for-sale:
Available-for-sale securities gross unrealized losses	103,197	304,301
U.S. States and Political Subdivisions Debt Securities [Member]
Available-for-sale:
Available-for-sale securities gross unrealized gains	1,674,221	1,113,422
Available-for-sale securities gross unrealized losses	181,152	1,158,070
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Available-for-sale:
Available-for-sale securities gross unrealized gains	1,556,536	1,164,346
Available-for-sale securities gross unrealized losses	811,894	2,856,432
Other Available-for-Sale Securities [Member]
Available-for-sale:
Available-for-sale securities gross unrealized gains	5,055
Available-for-sale securities gross unrealized losses		$ 16,852